Share-based Payment Expense - Summary of Weighted Fair Values Under Trinomial Valuation Methodology (Detail)	12 Months Ended
	Dec. 31, 2017 EUR (€) yr	Dec. 31, 2016 EUR (€) yr	Dec. 31, 2015 EUR (€) yr
2010 Savings-related share option - 3 year [Member]
Disclosure Of Share Based Compensation Expense [Line Items]
Description of option Life share options granted	3	3	3
2010 Savings-related share option - 3 year [Member] | Trinomial valuation methodology [member]
Disclosure Of Share Based Compensation Expense [Line Items]
Description of option Life share options granted	3
Granted | €	€ 5.97	€ 5.01	€ 4.59
2010 Savings-related share option - 5 year [Member]
Disclosure Of Share Based Compensation Expense [Line Items]
Description of option Life share options granted	5	5	5
2010 Savings-related share option - 5 year [Member] | Trinomial valuation methodology [member]
Disclosure Of Share Based Compensation Expense [Line Items]
Description of option Life share options granted	5
Granted | €	€ 6.49	€ 5.57	€ 6.08